Property, Plant and Equipment, net (Schedule of Property, Plant and Equipment, net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	₪ 1,598
Balance	1,652	₪ 1,598
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5,662	5,642
Additions	430	348
Disposals	(286)	(324)
Discontinuance of consolidation		(4)
Balance	5,806	5,662
Cost [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,989	5,064
Additions	265	189
Disposals	(180)	(262)
Discontinuance of consolidation		(2)
Balance	5,074	4,989
Cost [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	58	79
Additions	5
Disposals		(20)
Discontinuance of consolidation		(1)
Balance	63	58
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	6	5
Additions	1	2
Disposals	(1)
Discontinuance of consolidation		(1)
Balance	6	6
Cost [Member] | Computers, furniture and landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	496	370
Additions	157	151
Disposals	(90)	(25)
Discontinuance of consolidation
Balance	563	496
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	113	124
Additions	2	6
Disposals	(15)	(17)
Discontinuance of consolidation
Balance	100	113
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,064	3,983
Depreciation for the year	374	397
Disposals	(284)	(314)
Discontinuance of consolidation		(2)
Balance	4,154	4,064
Accumulated Depreciation [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,692	3,673
Depreciation for the year	258	273
Disposals	(179)	(252)
Discontinuance of consolidation		(2)
Balance	3,771	3,692
Accumulated Depreciation [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49	62
Depreciation for the year	5	7
Disposals		(20)
Discontinuance of consolidation
Balance	54	49
Accumulated Depreciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	5	5
Depreciation for the year	1	1
Disposals	(1)	(1)
Discontinuance of consolidation
Balance	5	5
Accumulated Depreciation [Member] | Computers, furniture and landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	241	160
Depreciation for the year	101	105
Disposals	(90)	(24)
Discontinuance of consolidation
Balance	252	241
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	77	83
Depreciation for the year	9	11
Disposals	(14)	(17)
Discontinuance of consolidation
Balance	72	77
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,598	1,659
Balance	1,652	1,598
Carrying amount [Member] | Communications network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,297	1,391
Balance	1,303	1,297
Carrying amount [Member] | Control and testing equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9	17
Balance	9	9
Carrying amount [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1
Balance	1	1
Carrying amount [Member] | Computers, furniture and landline communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	255	210
Balance	311	255
Carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	36	41
Balance	₪ 28	₪ 36